Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 155,193	$ 152,197	$ 156,130
Total premiums and contract charges	128,927	93,725	98,651
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed premiums and contract charges	835	849	889
Ceded premiums and contract charges	(23,140)	(23,417)	(26,863)
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (3,961)	$ (35,904)	$ (31,505)